Cover	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Entity File Number	811-8387
Entity Registrant Name	WATERSIDE CAPITAL CORPORATION
Entity Central Index Key	0000924095
Entity Tax Identification Number	54-1694665
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	140 West 31st Street,
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	686-1515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false